Related party transactions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Royalty expense				$ 2,200	$ 2,100
Other expense		$ 6	$ 47	192	141
Right-of-use assets		4,565	4,682	4,565	4,682	$ 4,273	$ 4,308
Lease liabilities		5,121	5,223	5,121	5,223	4,753	$ 4,673
Payments				1,683	1,046
Interest expenses				233	197
4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Accrued interest on 4.6% Senior Notes with related party	$ 3,100
Payments		0	0	3,144	0
Interest expense		407	419	1,178	1,218
Controlling shareholder
Disclosure of transactions between related parties [line items]
Royalty expense		2,025	346	4,699	1,200
Other expense		1,173	1,455	3,867	4,872
Accounts payable and accrued expenses		2,556		2,556		1,571
Other receivables		11		11		6
Right-of-use assets		2,359		2,359		1,682
Lease liabilities		2,544		2,544		1,797
Payments		321	177	937	520
Interest expenses		26	$ 24	82	$ 74
Controlling shareholder | 4.6% Senior Notes
Disclosure of transactions between related parties [line items]
4.6% Senior notes with related party		$ 36,808		36,808		34,846
Accrued interest on 4.6% Senior Notes with related party				$ 589		$ 2,562